OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts payable and accrued expenses
Accrued interest	$ 196,536	$ 143,856
Accounts payable and accrued expenses	164,139	264,578
Accrued real estate taxes	77,722	75,137
Accrued payroll and other employee liabilities	77,231	176,810
Construction payable	69,291	85,724
Deferred gains/income	65,174	60,808
Tenant and other deposits	19,336	19,109
Insurance reserve liability	17,796	17,381
Conditional asset retirement obligation liability	16,596	16,637
Capital lease obligations	12,774	12,998
Uncertain tax position liability	6,847	8,356
Other	73,923	79,866
Total accounts payable and accrued expenses	1,445,738	1,893,571
Below-market tenant leases net
OTHER LIABILITIES
Net carrying amount	634,802	932,311
Above-market office lessee leases net
OTHER LIABILITIES
Net carrying amount	$ 13,571